Selected Income Statement Data (Schedule of selected selling, general and administrative expenses data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selected Income Statement Data [Abstract]
Selling	[1]	$ 56,273	$ 48,134	$ 36,896
General and administrative		17,496	15,461	13,855
Total selling, general and administrative expenses		73,769	63,595	50,751
Including shipping and handling costs		$ 5,014	$ 4,120	$ 2,744

[1]	Including shipping and handling costs